Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies
Commitments and Contingencies

Note 13:    Commitments and Contingencies

The Company leases office facilities and certain equipment necessary to maintain its information technology infrastructure. Rent expense, net of sublease income, under its operating lease agreements was $1.0 million and $1.1 million for the three months ended March 31, 2022 and March 31, 2021, respectively.

The Company also leases automobiles under finance leases expiring at various dates through September, 2025. Management assesses these leases as they come due as to whether it should purchase, enter into new finance leases, or enter into operating leases.

Assets held under finance leases are included in Property and equipment, net on the unaudited Condensed Consolidated Balance Sheets and include the following:

Dollars in thousands	March 31, 2022	December 31, 2021
Gross property and equipment	$11,178	$11,380
Accumulated depreciation	(7,727)	(7,285)
Net property and equipment	$3,451	$4,095

Content License Agreements

The Company licenses minimum quantities of theatrical and direct-to-video titles under licensing agreements with certain movie content providers.

Total estimated movie content commitments under the terms of the Company’s content license agreements in effect as of March 31, 2022 is presented in the following table:

Dollars in thousands	Total	2022	2023
Minimum estimated movie content commitments	$49,574	$40,709	$8,865

Legal Matters

The Company is involved from time to time in legal proceedings incidental to the conduct of its business. The Company does not believe that any liability that may result from these proceedings will have a material adverse effect on its consolidated financial statements.

Note 16:   Commitments and Contingencies

The Company leases office facilities and certain equipment necessary to maintain its information technology infrastructure. Rent expense, net of sublease income, under the Company’s operating lease agreements was $2.2 million, $2.5 million and $2.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company also leases automobiles under capital leases expiring at various dates through 2021. The Company assesses these leases as they come due as to whether it should purchase, enter into new capital leases, or enter into operating leases.

Assets held under capital leases are included in Property and equipment, net on the Consolidated Balance Sheets and include the following:

Dollars in thousands	December 31, 2021	December 31, 2020
Gross property and equipment	$11,380	$10,677
Accumulated depreciation	(7,285)	(5,204)
Net property and equipment	$4,095	$5,473

As of December 31, 2021, the Company’s future minimum lease payments under contractual lease obligations are as follows:

	Capital	Operating
Dollars in thousands	Leases	Leases(1)
2022	$2,116	$3,527
2023	1,010	3,045
2024	387	2,244
2025	144	1,687
2026 & Thereafter	—	—
Total minimum lease commitments	$3,657	$10,503
Less: Current portion of capital lease obligations	(2,116)
Long-term portion of capital lease obligations	$1,541
(1)	Includes all operating leases having an initial or remaining non-cancelable lease term in excess of one year.

Content License Agreements

The Company licenses minimum quantities of theatrical and direct-to-video titles under licensing agreements with certain movie content providers.

Total estimated movie content commitments under the terms of the Company’s content license agreements in effect as of December 31, 2021 is presented in the following table:

Dollars in thousands	Total	2022	2023
Minimum estimated movie content commitments	$23,969	$19,860	$4,109

Legal Matters

From time to time the Company is involved in legal proceedings incidental to the conduct of its business. The Company does not believe that any liability that may result from these proceedings will have a material adverse effect on its consolidated financial statements. During 2020, the Company received $7.0 million in connection with a class action settlement specific to credit card fees, which were included in Direct Operating expenses in the Consolidated Statements of Operations.